Supplement dated July 16, 2026
to the Prospectuses, each as supplemented, if applicable, of the following funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2026
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2026
Columbia Funds Series Trust II
Columbia Capital Allocation Conservative Portfolio	6/1/2026
Columbia Capital Allocation Moderate Portfolio	6/1/2026
Columbia Capital Allocation Aggressive Portfolio	6/1/2026
Columbia Income Builder Fund	6/1/2026
The disclosure for Columbia Global Value Fund, Columbia Large Cap Growth Opportunity Fund, Columbia Overseas Value Fund, Columbia Select Mid Cap Value Fund and Columbia Small Cap Value and Inflection Fund in each fund's Appendix B - Underlying Funds - Investment Objectives and Strategies is deleted and replaced with the following:
Columbia Global Value Fund
Columbia Global Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. These securities may provide income, offer the opportunity for long-term capital appreciation, or both.
Under normal circumstances, the Fund invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, companies that have been formed under the laws of non-U.S. countries, including those of emerging markets, or foreign currencies. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe.
The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing with a focus on large-cap companies provides investors with a strong opportunity for long-term growth of capital. The Fund typically focuses its investment in equity securities of companies that have market capitalizations in the range of companies in the MSCI World Value Index (Net) (the Capitalization Index), which ranged between $3.6 billion and $2.2 trillion as of May 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts) for both hedging and non-hedging purposes including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward foreign currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio.
Columbia Large Cap Growth Opportunity Fund
Columbia Large Cap Growth Opportunity Fund (the Fund) seeks long-term growth of capital.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell® 1000 Growth Index (the Capitalization Index), which ranged between $81.5 million and $5.1 trillion as of May 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. The Fund invests primarily in common stocks of companies that the investment manager
SUP000_00_187_(07/26)

believes have the potential for long-term, above-average earnings growth. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers' Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s GICS sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Columbia Overseas Value Fund
Columbia Overseas Value Fund (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of total assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging markets. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the MSCI ACWI ex USA Value Index, although the Fund may change the referenced index without prior notice. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non-hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows.
The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:
■
normally invests no more than 5% of its total assets in a single security;
■
typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and
■
generally may not invest more than 20% of its total assets in emerging markets.
Columbia Select Mid Cap Value Fund
Columbia Select Mid Cap Value Fund (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index (the Capitalization Index), which ranged between $81.5 million and $251 billion as of May 31, 2026, that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.

SUP000_00_187_(07/26)

The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and industrials sectors. The Fund may hold a small number of securities, consistent with its value investment approach. Generally, the Fund anticipates holding between 30 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
Columbia Small Cap Value and Inflection Fund (formerly known as Columbia Small Cap Value Fund II)
Columbia Small Cap Value and Inflection Fund (the Fund) seeks long-term capital appreciation.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index (the Capitalization Index), which ranged between $10.7 million and $23.5 billion as of May 31, 2026, that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund typically seeks to invest in companies at the higher end of the capitalization range of the Capitalization Index that the Fund’s investment manager believes are more liquid.
The Fund may invest up to 20% of its total assets in foreign securities, including depositary receipts. The Fund normally invests in common stocks and also may invest in real estate investment trusts. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and industrials sectors.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP000_00_187_(07/26)